Other Post-Employment Benefits - Additional Information (Detail) - Other Post Employment Benefits [Member] - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Mar. 31, 2024
Statement [Line Items]
Contribution to defined benefit plan	$ 8.5		$ 10.4
Estimate of contribution expected to be paid to plan		$ 12.0
Current Service Costs [Member] | Bottom of range [member]
Statement [Line Items]
Weighted average duration of defined benefit obligation	13 years
Current Service Costs [Member] | Top of range [member]
Statement [Line Items]
Weighted average duration of defined benefit obligation	29 years